Borrowings and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of financial liabilities [line items]
Financial liabilities, current and noncurrent

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2019	2020
Conditional advances	1,006	893
Non-convertible bonds	4,392	940
Non-current financial liabilities	5,398	1,833

Conditional advances	274	274
Non-convertible bonds	3,025	3,454
Convertible notes	1,699	1,400
Financial liabilities related to the prefinancing of a portion of the research tax credit receivables (1)	4,834	2,134
Bank overdrafts	15	—
Current financial liabilities	9,846	7,262

Total financial liabilities	15,244	9,095

(1) Financial liabilities related to the prefinancing of a portion of the research tax credit (CIR) receivables

Reconciliation from redemption value to carrying value of financial liabilities

	Value on redemption as of
								Carrying
								amount as
				Derivative		Fair value		of
	DECEMBER	DECEMBER	Warrants	financial	Issuance	of financial	Amortized	DECEMBER
(amounts in thousands of euros)	31, 2019	31, 2020	discount	instruments	costs	liabilities	cost	31, 2020
Conditional advances	1,368	1,232	—	—	—	—	(65)	1,167
Non-convertible bonds	7,709	4,495	(319)	—	(355)	—	573	4,394
Convertible notes Negma	2,080	1,400	—	—	—	—	—	1,400
Bank overdrafts	15	—	—	—	—	—	—	—
Financial liabilities related to the prefinancing of a portion of the research tax credit receivables	5,029	2,252	—	—	(40)	—	(78)	2,134
Total financial liabilities	16,201	9,379	(319)	—	(396)	—	431	9,095

Breakdown of financial liabilities by maturity

			Non-current
	AS OF
	DECEMBER	Current
(amounts in thousands of euros)	31, 2020	< 1 year	1 to 5 years	> 5 years
Conditional advances	1,232	292	940	—
Non-convertible bonds	4,495	3,550	945	—
Convertible notes Negma	1,400	1,400	—	—
Convertible notes Atlas	—	—	—	—
Bank overdrafts	—	—	—	—
Financial liabilities related to the prefinancing of a portion of the research tax credit receivables	2,252	2,252	—	—
Total financial liabilities	9,379	7,494	1,885	—

Advances
Disclosure of financial liabilities [line items]
Breakdown of financial liabilities by maturity

		BPI –	AFM –
(amounts in thousands of euros)	BPI -Sarcob	BIO101	Téléthon	Total
As of December 31, 2020	118	715	400	1,232
Less than one year	72	220	—	292
One to five years	46	495	400	941
More than five years	—	—	—	—

Changes in financial liability

		BPI –	AFM –
(amounts in thousands of euros)	BPI -Sarcob	BIO101	Téléthon	Total
As of January 1, 2019	182	1,025	—	1,207
(+) Proceeds from conditional advances	—	—	400	400
(-) Repayment	(52)	(275)	—	(327)
Subsidies	—	—	(34)	(34)
Financial expenses	6	24	4	33
As of December 31, 2019	135	774	370	1,279
(+) Proceeds from conditional advances	—	—	—	—
(-) Repayment	(26)	(110)	—	(136)
Subsidies	—	—	—	—
Financial expenses	3	13	8	24
As of December 31, 2020	112	677	378	1,167

Convertible notes to NEGMA
Disclosure of financial liabilities [line items]
Changes in financial liability

NEGMA
(amounts in thousands of euros)	ORNANEBSA
As of January 1, 2019	—
(+) Proceeds received	4,500
(-) Warrants (“BSA”) discount	(75)
(-) Derivative instruments	(1,184)
(-) Transaction costs	(300)
(+) Fair value of financial liabilities	391
(+) Change in fair value of financial liabilities upon conversion	(210)
(+/-) Amortized cost	996
(-) Conversion	(2,420)
As of December 31, 2019	1,699
(+) Fair value of financial liabilities	(181)
(+/-) Amortized cost	562
(-) Conversion	(680)
As of December 31, 2020	1,400

Accounting treatment of the conversion option

Conversion option	Tranche 1			Tranche 2
	As of the	As of	As of	As of the	As of	As of
	issue date	December	December	issue date	December	December
Negma	(08/21/2019)	31, 2019	31, 2020	(12/27/2019)	31, 2019	31, 2020
Number of outstanding convertible notes	300	58	—	150	150	—
Number of shares issuable upon conversion	6,976,744	3,222,222	—	7,500,000	7,500,000	—
Conversion price	€0.43	€0.18	—	€0.20	€0.20	—
Expected term	3 months	1 month	—	3 months	3 months	—
Volatility	83.16%	101.29%	—	119.15%	119.15%
Risk-free rate	(0.78)%	(0.68)%	—	(0.78)%	(0.78)%
Value of the derivative instrument (in thousands of €)	819	106		364	346	—
Changes in fair value during the period (in thousands of €)		(714)	(106)		(19)	(346)

Valuation of warrants issued to NEGMA

Warrants	Tranche 1	Tranche 2
	As of the issue	As of the issue
	date	date
NEGMA	(08/21/2019)	(12/27/2019)
Number of outstanding warrants	585,936	694,444
Exercise price per share	€0.64	€0.27
Expected term	10 months	5 months
Volatility	71.11%	109.14%
Risk-free rate	(0.96)%	(0.96)%
Value of the equity instrument (in thousands of €)	49	26

Non-convertible bonds to ATLAS
Disclosure of financial liabilities [line items]
Changes in financial liability

ATLAS
(amounts in thousands of euros)	ORNANE
As of January 1, 2020	—
(+) Proceeds received	9,000
(-) Derivative instruments	(2,398)
(-) Issuance costs	(435)
(+) Fair value of financial liabilities	(270)
(+/-) Change in the fair value of financial liabilities	270
(+/-) Amortized cost	2,833
(-) Repayment	(750)
(-) Conversion	(8,250)
As of December 31, 2020	—

Accounting treatment of the conversion option

Conversion option	Tranche 1		Tranche 2		Tranche 3
	As of the issue date	As of	As of the	As of	As of the	As of
	issue date	December	issue date	December	issue date	December
ATLAS	(04/29/2020)	31, 2020	(06/19/2020)	31, 2020,	(08/28/2020)	31, 2020
Number of outstanding convertible notes	120	—	120	—	120	—
Number of shares issuable upon conversion	3,203,759	—	3,992,856	—	4,827,907	—
Conversion price	€0.94	—	€0.75	—	€0.62	—
Volatility	85.54%	—	68.05%	—	48.60%	—
Risk-free rate	(0.57)%	—	0.55%	—	(0.59)%	—
Fair value of the option	0.310	—	0.204	—	0.122	—
Value of the derivative instrument (in thousands of €)	986	—	809	—	586	—
Changes in fair value during the period (in thousands of €)		(986)		(809)		(586)

Non-convertible bonds to Kreos
Disclosure of financial liabilities [line items]
Changes in financial liability

(amounts in thousands of euros)	KREOS
As of January 1, 2019	6,930
(+) Proceeds received	2,420
(+) Guarantee deposit	80
(-) Transactions costs	(50)
(+/-) Amortized cost	328
(-) Repayment	(2,292)
As of December 31, 2019	7,417
(+) Proceeds received	—
(+) Guarantee deposit	—
(-) Transactions costs	—
(+/-) Amortized cost	189
(-) Repayment	(3,214)
As of December 31, 2020	4,392